Morgan, Lewis & Bockius LLP
				One Federal Street
                           Boston, Massachusetts 02110

September 14, 2015



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:     Pioneer Money Market Trust
        Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A (File Nos. 33-13179 and 811-05099)

Ladies and Gentlemen:

On behalf of Pioneer Money Market Trust, a Delaware statutory trust (the "Trust"), we are hereby filing Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the Trust, under the Securities Act of 1933, as amended (the "1933 Act") (the "Amendment), relating to Pioneer Cash Reserves Fund (the "Fund"), a series of the Trust.

The Amendment is being filed for the purpose of changing the fund's name to Pioneer U.S. Government Money Market Fund and reflecting certain corresponding changes to the investment objectives and strategies for the Fund. The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act and is intended to become effective on November 13, 2015.

Please contact the undersigned at (617) 951-8458 or Toby R. Serkin at 617-951-8760 with any questions or comments relating to the filing.

Very truly yours,



/s/ Jeremy B. Kantrowitz
------------------------
    Jeremy B. Kantrowitz

cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.